FINANCIAL INSTRUMENTS - Financial instruments per category - Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Financial assets	R$ 6,723,810	R$ 8,112,935
Financial income (expenses) from assets	1,263,813	1,134,662
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	509,030	2,338,097
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	5,176,958	4,875,394
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	52,868	766
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	626,148	543,288
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	358,806	355,390
Financial asset at amortized cost
FINANCIAL INSTRUMENTS
Financial assets	6,141,554	5,758,393
Financial income (expenses) from assets	823,590	550,407
Financial asset at amortized cost | Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	5,176,958	4,875,394
Financial asset at amortized cost | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	608,182	529,629
Financial asset at amortized cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	356,414	353,370
Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	582,256	2,354,542
Financial income (expenses) from assets	440,223	584,255
Financial asset at fair value through profit or loss | Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	509,030	2,338,097
Financial asset at fair value through profit or loss | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	52,868	766
Financial asset at fair value through profit or loss | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	17,966	13,659
Financial asset at fair value through profit or loss | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	R$ 2,392	R$ 2,020